Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JOHN HANCOCK VARIABLE INSURANCE TRUST
Prospectus Date	rr_ProspectusDate	Apr. 29, 2024
Small Cap Value Trust
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Small Cap Value Trust
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the fund. The fees and expenses do not reflect fees and expenses of any variable insurance or variable annuities contract that may use the fund as its underlying investment option and would be higher if they did.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 47% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	47.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. The expense example does not reflect fees and expenses of any variable insurance contract that may use the fund as its underlying investment option and would be higher if they did. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in small-cap companies that are believed to be undervalued by various measures and offer good prospects for capital appreciation. (The fund will provide written notice to shareholders at least 60 days prior to a change in its 80% investment policy.) For the purposes of the fund, “small cap companies” are those with market capitalizations, at the time of investment, not exceeding the maximum market capitalization of any company represented in either the Russell 2000 Index (approximately $48.4 billion as of February 29, 2024) or the S&P SmallCap 600 Index (approximately $8 billion as of February 29, 2024).The fund invests primarily in a diversified mix of common stocks of U.S. small-cap companies. The subadvisor employs a value-oriented investment approach in selecting stocks, using proprietary fundamental research to identify stocks the subadvisor believes have distinct value characteristics based on industry-specific valuation criteria. The subadvisor focuses on high quality companies with a proven record of above-average rates of profitability that sell at a discount relative to the overall small-cap market.Fundamental research is then used to identify those companies demonstrating one or more of the following characteristics:•Sustainable competitive advantages within a market niche;•Strong profitability and free cash flows;•Strong market share positions and trends;•Quality of and share ownership by management; and•Financial structures that are more conservative than the relevant industry average.The fund’s sector exposures are broadly diversified, but are primarily a result of stock selection and may, therefore, vary significantly from its benchmark. The fund may invest up to 15% of its total assets in foreign securities (with no more than 5% in emerging market securities). The fund may have significant investments in the financial services sector.Except as otherwise stated under “Additional Information about the Funds — Temporary Defensive Investing,” the fund normally has 10% or less (usually lower) of its total assets invested in cash and cash equivalents.The fund may invest in initial public offerings (“IPOs”). The fund may also purchase each of the following types of securities: real estate investment trusts (“REITs”) or other real estate related equity securities, U.S. dollar-denominated foreign securities and certain exchange-traded funds (“ETFs”). For purposes of the fund, ETFs are considered securities with a market capitalization equal to the weighted average market capitalization of the basket of securities comprising the ETF.
Risk [Heading]	rr_RiskHeading	Principal risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns (%)—Series NAV
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter:Q4 202034.84%Worst quarter:Q1 2020-36.20%
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%)—as of 12/31/2023
Small Cap Value Trust | Risk Lose Money [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Many factors affect performance, and fund shares will fluctuate in price, meaning you could lose money.
Small Cap Value Trust | Risk Not Insured Depository Institution [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Small Cap Value Trust | Cash And Cash Equivalents Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Cash and cash equivalents risk. Under certain market conditions, such as during a rising stock market, rising interest rate or rising credit spread markets, the use of cash and/or cash equivalents, including money market instruments, could have a negative effect on the fund’s ability to achieve its investment objective and may negatively impact the fund’s performance.
Small Cap Value Trust | Economic And Market Events Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.
Small Cap Value Trust | Equity Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Equity securities risk. The price of equity securities may decline due to changes in a company’s financial condition or overall market conditions. Securities the manager believes are undervalued may never realize their full potential value, and in certain markets value stocks may underperform the market as a whole.
Small Cap Value Trust | Exchange Traded Funds Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Exchange-traded funds (ETFs) risk. The risks of owning shares of an ETF include the risks of owning the underlying securities the ETF holds. Lack of liquidity in an ETF could result in the ETF being more volatile than its underlying securities. An ETF’s shares could trade at a significant premium or discount to its net asset value (NAV). A fund bears ETF fees and expenses indirectly.
Small Cap Value Trust | Financial Services Sector Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Financial services sector risk. Financial services companies can be significantly affected by economic, market, and business developments, borrowing costs, interest-rate fluctuations, competition, and government regulation, among other factors.
Small Cap Value Trust | Foreign Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Foreign securities risk. Less information may be publicly available regarding foreign issuers, including foreign government issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities. The risks of investing in foreign securities are magnified in emerging markets.
Small Cap Value Trust | Industrials sector risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Industrials sector risk. Companies in the industrials sector may be affected by general economic conditions, commodity production and pricing, supply and demand fluctuations, environmental and other government regulations, geopolitical events, interest rates, insurance costs, technological developments, liabilities arising from governmental or civil actions, labor relations, input controls, and government spending.
Small Cap Value Trust | Initial Public Offerings Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Initial public offerings (IPOs) risk. IPO share prices are frequently volatile and may significantly impact fund performance.
Small Cap Value Trust | Liquidity Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Liquidity risk. The extent (if at all) to which a security may be sold without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments.
Small Cap Value Trust | Operational And Cybersecurity Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Operational and cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund’s securities may negatively impact performance. Operational risk may arise from human error, error by third parties, communication errors, or technology failures, among other causes.
Small Cap Value Trust | Real Estate Investment Trust Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Real estate investment trust (REIT) risk. REITs, pooled investment vehicles that typically invest in real estate directly or in loans collateralized by real estate, carry risks associated with owning real estate, including the potential for a decline in value due to economic or market conditions.
Small Cap Value Trust | Real Estate Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Real estate securities risk. Securities of companies in the real estate industry carry risks associated with owning real estate, including the potential for a decline in value due to economic or market conditions.
Small Cap Value Trust | Sector Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Sector risk. When a fund focuses its investments in certain sectors of the economy, its performance may be driven largely by sector performance and could fluctuate more widely than if the fund were invested more evenly across sectors. To the extent that a fund invests in securities of companies in the financial services sector, the fund may be significantly affected by economic, market, and business developments, borrowing costs, interest-rate fluctuations, competition, and government regulation, among other factors, impacting that sector.
Small Cap Value Trust | Small And Mid Sized Company Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Small and mid-sized company risk. Small and mid-sized companies are generally less established and may be more volatile than larger companies. Small and/or mid-capitalization securities may underperform the market as a whole.
Small Cap Value Trust | Value Investment Style Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Value investment style risk. Value securities may underperform the market as a whole, which may cause value-oriented funds to underperform equity funds with other investment strategies. Securities the manager believes are undervalued may never perform as expected.
Small Cap Value Trust | Series I
Risk Return Abstract	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.94%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.05%
Other expenses	rr_OtherExpensesOverAssets	0.06%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.05%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.04%
1 year	rr_ExpenseExampleYear01	$ 106
3 years	rr_ExpenseExampleYear03	333
5 years	rr_ExpenseExampleYear05	578
10 years	rr_ExpenseExampleYear10	$ 1,282
1 year	rr_AverageAnnualReturnYear01	14.01%
5 year	rr_AverageAnnualReturnYear05	8.80%
10 year	rr_AverageAnnualReturnYear10	6.02%
Small Cap Value Trust | Series II
Risk Return Abstract	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.94%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.06%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.25%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.24%
1 year	rr_ExpenseExampleYear01	$ 126
3 years	rr_ExpenseExampleYear03	396
5 years	rr_ExpenseExampleYear05	685
10 years	rr_ExpenseExampleYear10	$ 1,510
1 year	rr_AverageAnnualReturnYear01	13.85%
5 year	rr_AverageAnnualReturnYear05	8.58%
10 year	rr_AverageAnnualReturnYear10	5.81%
Small Cap Value Trust | NAV
Risk Return Abstract	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.94%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.06%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.00%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.99%
1 year	rr_ExpenseExampleYear01	$ 101
3 years	rr_ExpenseExampleYear03	317
5 years	rr_ExpenseExampleYear05	551
10 years	rr_ExpenseExampleYear10	$ 1,224
2014	rr_AnnualReturn2014	7.25%
2015	rr_AnnualReturn2015	(1.31%)
2016	rr_AnnualReturn2016	22.68%
2017	rr_AnnualReturn2017	3.79%
2018	rr_AnnualReturn2018	(12.45%)
2019	rr_AnnualReturn2019	26.62%
2020	rr_AnnualReturn2020	(6.68%)
2021	rr_AnnualReturn2021	26.30%
2022	rr_AnnualReturn2022	(10.25%)
2023	rr_AnnualReturn2023	14.07%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	34.84%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(36.20%)
1 year	rr_AverageAnnualReturnYear01	14.07%
5 year	rr_AverageAnnualReturnYear05	8.85%
10 year	rr_AverageAnnualReturnYear10	6.07%
Small Cap Value Trust | Russell 2000 Value Index (reflects no deduction for fees, expenses, or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	14.65%
5 year	rr_AverageAnnualReturnYear05	10.00%
10 year	rr_AverageAnnualReturnYear10	6.76%

[1]	The advisor contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement, including the fund (the participating portfolios). This waiver equals, on an annualized basis, 0.0100% of that portion of the aggregate net assets of all the participating portfolios that exceeds $75 billion but is less than or equal to $125 billion; 0.0125% of that portion of the aggregate net assets of all the participating portfolios that exceeds $125 billion but is less than or equal to $150 billion; 0.0150% of that portion of the aggregate net assets of all the participating portfolios that exceeds $150 billion but is less than or equal to $175 billion; 0.0175% of that portion of the aggregate net assets of all the participating portfolios that exceeds $175 billion but is less than or equal to $200 billion; 0.0200% of that portion of the aggregate net assets of all the participating portfolios that exceeds $200 billion but is less than or equal to $225 billion; and 0.0225% of that portion of the aggregate net assets of all the participating portfolios that exceeds $225 billion. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each participating portfolio. During its most recent fiscal year, the fund’s reimbursement amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2025, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.